SCHEDULE OF LONG-TERM INVESTMENTS, NET (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
InvestmentsAllOtherInvestmentLineItems [Line Items]
Long-term investments, net	$ 1,743,516
Long-term investments, net	$ 1,842,883	$ 100,444
S T Meng Pte. Ltd. [Member]
InvestmentsAllOtherInvestmentLineItems [Line Items]
Ownership interest	21.00%
Long-term investments, net	$ 1,875,000
Share Of Loss From Equity Investment [Member]
InvestmentsAllOtherInvestmentLineItems [Line Items]
Ownership interest
Long-term investments, net	$ (131,484)
Long-term Investment Without Readily Dterminable Investment [Member]
InvestmentsAllOtherInvestmentLineItems [Line Items]
Ownership interest	4.00%	4.00%
Long-term investments, net	$ 99,367	$ 100,444